Business Combinations - Schedule of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Details) - USD ($) $ in Millions	Dec. 31, 2025	Nov. 18, 2025	Aug. 13, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Current assets	$ 1,578			$ 1,406
Trade payables and other current liabilities	$ (2,154)			$ (2,109)
Micro Foundry Pte Ltd
Disclosure of detailed information about business combination [line items]
Current assets		$ 87
Other noncurrent assets		36
Developed technology		74
In-process research and development		63
Customer relationships		66
Trade payables and other current liabilities		(14)
Other noncurrent liabilities		(34)
Net identifiable assets acquired			$ 278
Add: Goodwill		$ 175
Net assets acquired			453
MIPS Holdings Inc
Disclosure of detailed information about business combination [line items]
Current assets			6
Other noncurrent assets			13
Developed technology			39
In-process research and development			44
Customer relationships			49
Trade payables and other current liabilities			(9)
Other noncurrent liabilities			(7)
Net identifiable assets acquired			135
Add: Goodwill			91
Net assets acquired			$ 226